Equity and Redeemable Noncontrolling Interest - Fortitude RE sale (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Nonredeemable Controlling Interest [Line Items]
Redeemable noncontrolling interest	$ 0	$ 83
Fortitude Holdings | Corebridge
Nonredeemable Controlling Interest [Line Items]
Ownership (as a percent)		3.50%
Redeemable noncontrolling interest	156	$ 100
Contributions from noncontrolling interests	$ 135